Document and Entity Information	Dec. 31, 2022
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Entity Central Index Key	0001227155
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 21, 2023
Document Effective Date	Apr. 21, 2023
Prospectus Date	Jan. 23, 2023
ESG Money Market Portfolio | Select Class
Prospectus:
Trading Symbol	MSKXX
ESG Money Market Portfolio | Administrative Class
Prospectus:
Trading Symbol	MDDXX
ESG Money Market Portfolio | Advisory Class
Prospectus:
Trading Symbol	MBDXX
ESG Money Market Portfolio | Wealth Class
Prospectus:
Trading Symbol	MWMXX
ESG Money Market Portfolio | Investor Class
Prospectus:
Trading Symbol	MNFXX
ESG Money Market Portfolio | Participant Class
Prospectus:
Trading Symbol	MEPXX
ESG Money Market Portfolio | Wealth S Class
Prospectus:
Trading Symbol	MWSXX
ESG Money Market Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MLKXX